Financial Assets and Financial Liabilities (Details) - Schedule of financial liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current
Trade payables	¥ 51,607		¥ 30,514
Financial liabilities included in other payables and accruals	22,525		20,381
Amount due to a shareholder	325		325
Interest-bearing loans and borrowings	63,556		41,493
Lease liabilities	3,718	$ 555	2,486
Total current financial liabilities	141,731		95,199
Non-current
Interest-bearing loans and borrowings	1,734	259	6,046
Lease liabilities	6,129	$ 915	793
Total non-current financial liabilities	7,863		6,839
Total	¥ 149,594		¥ 102,038